FINANCE LEASES -Financial position (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases
Current	$ 960,674	$ 1,604,291
Non-current	607,788	1,041,516
Total	1,568,462	2,645,807
Land and buildings [member]
Leases
Right-of-use assets	$ 5,424,368	$ 6,163,928